Shareholder Report, Average Annual Return (Details) ITHW_MM S-P 500 Index Fund_Class R5_TSR Annual {Class R5}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5 - without sales charge
Average Annual Return, Percent	17.28%	16.20%	15.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%